SECURED BORROWINGS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Interest expenses	¥ 0.0	¥ 39.0	¥ 109.2
Minimum
Debt Instrument [Line Items]
Interest rate related to borrowings	7.00%	7.00%	7.00%
Minimum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	1 year
Term of debt	1 year
Maximum
Debt Instrument [Line Items]
Interest rate related to borrowings	11.00%	11.00%	11.00%
Maximum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	3 years
Term of debt	3 years
Haijin Yichuang
Debt Instrument [Line Items]
Creditor's right of certain financial receivables transferred	¥ 0.0	¥ 0.0	¥ 0.0